GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2023
Government Grants [Abstract]
Disclosure of detailed Information about government participation	Government contributions were recognized as follows:

	2023	2022
Credited to non-financial assets	$19.6	$15.9
Credited to income	26.1	33.1
	$45.7	$49.0